Note 15 - Commitments - Weighted Average Remaining Lease Term and Discount Rate Information (Details)	Dec. 31, 2022
Weighted-average term (years), Operating Lease (Year)	5 years
Weighted-average term (years), Fiance Lease (Year)	15 years 7 months 6 days
Weighted-average discount rate), Operating Lease	1.90%
Weighted-average discount rate, Fiance Lease	3.00%